7. Senior Debt: Schedule of Senior Debt (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Senior Debt

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at End	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year

	(In thousands, except % data)
2017:
Bank Borrowings	4.49%	$ 55	$ 1	4.21%
Senior Demand Notes	1.48	75,480	72,761	1.47
Commercial Paper	2.98	355,354	346,942	2.99
All Categories	2.73	429,687	419,704	2.85

2016:
Bank Borrowings	3.93%	$ 45	$ 1	3.75%
Senior Demand Notes	1.48	73,167	68,918	1.53
Commercial Paper	2.96	339,330	331,589	3.26
All Categories	2.69	409,792	400,508	3.10

2015:
Bank Borrowings	3.75%	$ 45	$ 1	3.75%
Senior Demand Notes	1.73	71,001	61,713	1.72
Commercial Paper	3.47	317,488	295,263	3.48
All Categories	3.15	388,489	356,980	3.32